Financial Instruments, Financial Risks and Capital Management - Summary of Credit Quality of the Financial Assets and Credit Risk Rating Grade (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Net carrying amount	$ 450,603	$ 119,739
12-month expected credit losses [member] | Performing [Member]
Disclosure of financial assets [line items]
12-month or lifetime ECL	12-month ECL
Trade receivables [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
12-month or lifetime ECL	Lifetime ECL (Simplified approach)	Lifetime ECL (Simplified approach)
Gross carrying amount	$ 92,561	$ 36,919
Net carrying amount	$ 92,561	$ 36,919
Contract assets [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
12-month or lifetime ECL	Lifetime ECL (Simplified approach)	Lifetime ECL (Simplified approach)
Gross carrying amount	$ 49,365	$ 46,842
Net carrying amount	$ 49,365	$ 46,842
Other Receivabels [Member] | 12-month expected credit losses [member] | Performing [Member]
Disclosure of financial assets [line items]
Internal credit rating	Performing	Performing
12-month or lifetime ECL	12-month ECL	12-month ECL
Gross carrying amount	$ 11,596	$ 12,909
Net carrying amount	$ 11,596	$ 12,909